COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) $ in Thousands, ₪ in Millions		1 Months Ended			12 Months Ended
	Jan. 30, 2023 USD ($) shares	Jan. 31, 2023 USD ($) shares	Aug. 31, 2022 USD ($) shares	Aug. 31, 2022 ILS (₪) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Sep. 19, 2023 shares	Jun. 30, 2023 USD ($) shares	Oct. 31, 2021 shares	May 31, 2021 shares	Dec. 31, 2020 USD ($)	Jan. 31, 2015
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		864,000						13,333,333
Risk free interest rate, share options granted		3.42%
Expected volatility, share options granted		81.92%
Granted		3 years
Expected dividend as percentage, share options granted		0.00%
Convertible percentage		1.00%
Consideration paid (received)		$ 27,000
Payment of cash percent		1.50%
Current borrowings					$ 710			$ 689
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares							487,281
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Percentage of royalty												2.20%
Consideration percentage												1.00%
Percentage of voting equity interests acquired												2.00%
Number of shares issued | shares			2,000,000	2,000,000		1,774,744			8,938,666	15,270,249
Carrying amount of liability					621	$ 87
Bonus payments			$ 710	₪ 2.5
Current borrowings					710	$ 270					$ 280
Unpaid contingent liability governance					$ 166
Security Matters Limited [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	864,000
Risk free interest rate, share options granted	3.42%
Expected volatility, share options granted	81.92%
Granted	3 years
Expected dividend as percentage, share options granted	0.00%
Convertible percentage	1.00%
Consideration paid (received)	$ 27,000
Payment of cash percent	1.50%